UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5689

DWS Multi-Market Income Trust (formerly Scudder Multi-Market Incme Trust)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Multi-Market Income Trust

(formerly Scudder Multi-Market Income Trust)

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 50.5%
Consumer Discretionary 14.1%
155 East Tropicana LLC, 8.75%, 4/1/2012	435,000	428,475
Adesa, Inc., 7.625%, 6/15/2012	100,000	101,500
Affinia Group, Inc., 9.0%, 11/30/2014	400,000	331,000
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (b)	680,000	592,450
144A, 11.0%, 2/1/2016	65,000	65,406
AutoNation, Inc., 9.0%, 8/1/2008	310,000	330,925
Aztar Corp., 7.875%, 6/15/2014 (b)	625,000	650,000
Cablevision Systems Corp., Series B, 8.716% **, 4/1/2009	125,000	129,219
Caesars Entertainment, Inc., 8.875%, 9/15/2008	170,000	183,388
Charter Communications Holdings LLC:
9.625%, 11/15/2009	175,000	133,875
10.25%, 9/15/2010	1,120,000	1,117,200
144A, 10.25%, 9/15/2010	265,000	263,675
144A, 11.0%, 10/1/2015	1,231,000	1,035,579
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	365,000	282,875
CSC Holdings, Inc.:
7.25%, 7/15/2008	180,000	182,250
7.875%, 12/15/2007	640,000	656,000
Dex Media East LLC/Financial, 12.125%, 11/15/2012	1,601,000	1,847,154
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)	595,000	470,050
EchoStar DBS Corp.:
6.625%, 10/1/2014	200,000	194,500
144A, 7.125%, 2/1/2016	200,000	198,000
Foot Locker, Inc., 8.5%, 1/15/2022	285,000	300,675
Ford Motor Co., 7.45%, 7/16/2031 (b)	145,000	102,950
General Motors Corp.:
8.25%, 7/15/2023 (b)	410,000	281,875
8.375%, 7/15/2033 (b)	720,000	507,600
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	870,000	967,875
Gregg Appliances, Inc., 9.0%, 2/1/2013	190,000	179,550
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)	330,000	329,175
Hertz Corp., 144A, 8.875%, 1/1/2014	215,000	224,675
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	1,265,000	1,334,575
Kellwood Co., 7.625%, 10/15/2017	160,000	145,315
Lear Corp.:
Series B, 5.75%, 8/1/2014	290,000	226,925
Series B, 8.11%, 5/15/2009 (b)	595,000	525,087
Levi Strauss & Co.:
9.28% **, 4/1/2012	185,000	191,013
12.25%, 12/15/2012	125,000	142,813
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	140,000	131,126
7.875%, 7/15/2009	15,000	15,788
8.25%, 2/1/2030	145,000	145,631

8.5%, 7/15/2029 (b)		80,000	81,153
Mandalay Resort Group, Series B, 10.25%, 8/1/2007		120,000	127,350
Mediacom Broadband LLC, 8.5%, 10/15/2015		215,000	206,400
Mediacom LLC, 9.5%, 1/15/2013		35,000	35,000
MGM MIRAGE:
8.375%, 2/1/2011		300,000	321,750
9.75%, 6/1/2007		325,000	340,437
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		450,000	482,062
NCL Corp., 10.625%, 7/15/2014		260,000	272,350
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		590,000	423,325
Paxson Communications Corp., 144A, 10.777% **, 1/15/2013		65,000	62,888
Petro Stopping Centers, 9.0%, 2/15/2012		130,000	131,625
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		590,000	631,300
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		735,000	706,519
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		235,000	226,187
10.124% **, 5/15/2010		615,000	611,925
Renaissance Media Group LLC, 10.0%, 4/15/2008		325,000	325,406
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		940,000	1,036,350
Rexnord Corp., 10.125%, 12/15/2012		75,000	82,500
Simmons Bedding Co., 7.875%, 1/15/2014 (b)		255,000	244,800
Simmons Co., Step-up Coupon, 0% to 12/15/2009, to 10% 12/15/2014 (b)		110,000	66,000
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		870,000	914,587
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		750,000	735,000
Six Flags, Inc., 9.75%, 4/15/2013		285,000	291,412
Steinway Musical Instruments, Inc., 144A, 7.0%, 3/1/2014		180,000	181,350
Toys "R" Us, Inc.:
6.875%, 8/1/2006		85,000	85,213
7.375%, 10/15/2018		290,000	218,950
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		1,135,000	1,132,162
TRW Automotive, Inc.:
11.0%, 2/15/2013		870,000	976,575
11.75%, 2/15/2013	EUR	160,000	221,254
United Auto Group, Inc., 9.625%, 3/15/2012		525,000	563,062
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		155,000	162,169
XM Satellite Radio, Inc., 14.0%, 12/31/2009		995,003	1,067,141
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		1,295,000	1,087,800

			28,998,171
Consumer Staples 1.9%
Alliance One International, Inc., 11.0%, 5/15/2012		275,000	257,813
Birds Eye Foods, Inc., 11.875%, 11/1/2008		222,000	226,440
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		215,000	177,106
Delhaize America, Inc.:
8.05%, 4/15/2027 (b)		65,000	69,783
9.0%, 4/15/2031		780,000	930,812
North Atlantic Trading Co., 9.25%, 3/1/2012		1,605,000	979,050
Swift & Co.:
10.125%, 10/1/2009		245,000	251,431
12.5%, 1/1/2010		65,000	64,350
Viskase Co., Inc., 11.5%, 6/15/2011		905,000	959,300

			3,916,085
Energy 4.4%
Belden & Blake Corp., 8.75%, 7/15/2012		715,000	743,600
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		420,000	444,150
Chesapeake Energy Corp.:

6.25%, 1/15/2018 (b)	65,000	64,919
6.5%, 8/15/2017	135,000	135,844
144A, 6.5%, 8/15/2017	65,000	65,406
6.875%, 1/15/2016 (b)	500,000	512,500
7.75%, 1/15/2015	80,000	85,000
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	525,000	511,875
144A, 9.875%, 7/15/2010	935,000	1,021,487
El Paso Production Holding Corp., 7.75%, 6/1/2013	240,000	253,200
Frontier Oil Corp., 6.625%, 10/1/2011	500,000	503,750
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	560,000	562,100
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	340,000	314,500
Sonat, Inc., 7.0%, 2/1/2018	70,000	70,000
Southern Natural Gas, 8.875%, 3/15/2010	610,000	652,469
Stone Energy Corp.:
6.75%, 12/15/2014	1,000,000	955,000
8.25%, 12/15/2011 (b)	310,000	314,650
Transmeridian Exploration, Inc., 12.0% **, 12/15/2010 (f)	165,000	191,400
Williams Companies, Inc.:
8.125%, 3/15/2012 (b)	1,170,000	1,281,150
8.75%, 3/15/2032	345,000	417,450

		9,100,450
Financials 6.8%
Alamosa Delaware, Inc.:
8.5%, 1/31/2012	65,000	70,200
11.0%, 7/31/2010	305,000	340,075
12.0%, 7/31/2009	232,000	251,140
AmeriCredit Corp., 9.25%, 5/1/2009	1,200,000	1,257,000
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	470,000	441,800
E*TRADE Financial Corp.:
7.375%, 9/15/2013 (b)	380,000	392,350
7.875%, 12/1/2015	420,000	450,450
8.0%, 6/15/2011	315,000	331,537
Ford Motor Credit Co.:
7.25%, 10/25/2011	1,590,000	1,421,991
7.375%, 10/28/2009	1,490,000	1,376,344
General Motors Acceptance Corp.:
6.875%, 9/15/2011	2,010,000	1,799,702
8.0%, 11/1/2031 (b)	2,600,000	2,374,419
H&E Equipment/Finance, 11.125%, 6/15/2012	520,000	579,150
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	620,000	651,000
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	600,000	675,000
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	505,000	411,575
Triad Acquisition, Series B, 11.125%, 5/1/2013	315,000	313,425
Universal City Development, 11.75%, 4/1/2010	800,000	891,000

		14,028,158
Health Care 1.0%
Accellent, Inc., 144A, 10.5%, 12/1/2013	85,000	89,250
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)	810,000	836,325
Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	1,020,000	1,022,550

		1,948,125
Industrials 6.5%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	785,000	804,625
Allied Security Escrow Corp., 11.375%, 7/15/2011	470,000	441,800

Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	623,000	675,955
American Color Graphics, 10.0%, 6/15/2010	370,000	268,250
Avondale Mills, Inc., 144A, 11.5% **, 7/1/2012	240,000	225,600
Beazer Homes USA, Inc.:
6.875%, 7/15/2015	40,000	38,500
8.375%, 4/15/2012	350,000	364,000
8.625%, 5/15/2011	250,000	261,875
Browning-Ferris Industries:
7.4%, 9/15/2035	715,000	661,375
9.25%, 5/1/2021	300,000	315,000
Case New Holland, Inc., 9.25%, 8/1/2011	810,000	868,725
Cenveo Corp., 7.875%, 12/1/2013	335,000	331,650
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	535,000	505,575
Columbus McKinnon Corp., 10.0%, 8/1/2010	333,000	366,716
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	600,000	603,000
144A, 11.44% **, 7/1/2012	215,000	215,000
Congoleum Corp., 8.625%, 8/1/2008 *	395,000	363,400
Dana Corp., 7.0%, 3/1/2029 (b)	390,000	240,825
DRS Technologies, Inc., 7.625%, 2/1/2018	190,000	195,225
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	430,000	396,122
8.875%, 4/1/2012	600,000	628,500
Kansas City Southern, 9.5%, 10/1/2008	945,000	1,020,600
Kinetek, Inc., Series D, 10.75%, 11/15/2006	660,000	645,150
Millennium America, Inc., 9.25%, 6/15/2008	840,000	863,100
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	285,000	322,406
Ship Finance International Ltd., 8.5%, 12/15/2013	460,000	432,400
Technical Olympic USA, Inc.:
7.5%, 1/15/2015	180,000	153,000
10.375%, 7/1/2012	300,000	304,425
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	280,000	308,000
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)	175,000	169,531
Xerox Capital Trust I, 8.0%, 2/1/2027	290,000	300,150

		13,290,480
Information Technology 1.9%
Activant Solutions, Inc.:
10.5%, 6/15/2011	371,000	404,390
144A, 10.53% **, 4/1/2010	60,000	61,500
Eschelon Operating Co., 8.375%, 3/15/2010	263,000	249,850
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	200,000	199,500
Lucent Technologies, Inc., 6.45%, 3/15/2029	1,050,000	885,937
Sanmina-SCI Corp.:
6.75%, 3/1/2013 (b)	350,000	337,750
8.125%, 3/1/2016	620,000	633,950
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	520,000	545,350
UGS Corp., 10.0%, 6/1/2012	450,000	493,313

		3,811,540
Materials 6.5%
ARCO Chemical Co., 9.8%, 2/1/2020	1,365,000	1,501,500
Associated Materials, Inc.:
Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	255,000	135,150
9.75%, 4/15/2012	325,000	323,375
BCP Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	55,000	43,038

Caraustar Industries, Inc., 9.875%, 4/1/2011 (b)	765,000	804,206
Constar International, Inc., 11.0%, 12/1/2012 (b)	75,000	60,750
Dayton Superior Corp.:
10.75%, 9/15/2008 (b)	320,000	324,800
13.0%, 6/15/2009 (b)	460,000	386,400
Equistar Chemical Funding, 10.625%, 5/1/2011	65,000	70,688
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	605,000	605,000
GEO Specialty Chemicals, Inc., 13.03% **, 12/31/2009	959,000	834,330
Georgia-Pacific Corp., 8.0%, 1/15/2024	400,000	400,000
Greif, Inc., 8.875%, 8/1/2012	70,000	74,375
Hexcel Corp., 6.75%, 2/1/2015	150,000	150,375
Huntsman LLC, 11.625%, 10/15/2010	610,000	695,400
IMC Global, Inc., 10.875%, 8/1/2013	973,000	1,118,950
International Steel Group, Inc., 6.5%, 4/15/2014	185,000	186,387
Massey Energy Co.:
6.625%, 11/15/2010	370,000	378,325
144A, 6.875%, 12/15/2013	105,000	104,738
MMI Products, Inc., Series B, 11.25%, 4/15/2007	705,000	676,800
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	959,000	1,064,490
144A, 13.0%, 9/30/2013	325,879	329,138
Omnova Solutions, Inc., 11.25%, 6/1/2010	830,000	873,575
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	205,000	217,812
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	589,626	53,066
Portola Packaging, Inc., 8.25%, 2/1/2012	175,000	143,938
Radnor Holdings Corp., 11.0%, 3/15/2010	365,000	277,400
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	112,000	123,200
TriMas Corp., 9.875%, 6/15/2012	695,000	611,600
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	165,000	147,262
United States Steel Corp., 9.75%, 5/15/2010	565,000	613,025

		13,329,093
Telecommunication Services 3.1%
AirGate PCS, Inc., 8.35% **, 10/15/2011	270,000	279,787
American Cellular Corp., Series B, 10.0%, 8/1/2011	155,000	168,563
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	500,000	516,875
8.375%, 1/15/2014 (b)	445,000	449,450
Dobson Communications Corp., 8.875%, 10/1/2013	365,000	367,737
Insight Midwest LP, 9.75%, 10/1/2009	185,000	191,013
LCI International, Inc., 7.25%, 6/15/2007	490,000	495,512
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,720,000	1,819,027
Nextel Partners, Inc., 8.125%, 7/1/2011	310,000	328,600
Qwest Corp.:
7.25%, 9/15/2025	350,000	354,375
7.741% **, 6/15/2013	125,000	136,563
Rural Cellular Corp.:
9.75%, 1/15/2010 (b)	70,000	71,050
9.875%, 2/1/2010	60,000	64,200
144A, 10.43% **, 11/1/2012 (b)	70,000	72,100
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	211,000	199,923
Securus Technologies, Inc., 11.0%, 9/1/2011 (b)	210,000	178,500
Telex Communications Holdings, Inc., 11.5%, 10/15/2008	35,000	37,450
Triton PCS, Inc., 8.5%, 6/1/2013 (b)	50,000	48,375
Ubiquitel Operating Co., 9.875%, 3/1/2011	210,000	231,000

US Unwired, Inc., Series B, 10.0%, 6/15/2012	355,000	401,150

		6,411,250
Utilities 4.3%
AES Corp., 144A, 8.75%, 5/15/2013	1,195,000	1,296,575
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,185,000	1,302,019
CMS Energy Corp., 8.5%, 4/15/2011 (b)	695,000	757,550
DPL, Inc., 6.875%, 9/1/2011	173,000	181,602
Mirant North America LLC, 144A, 7.375%, 12/31/2013	90,000	92,363
Mission Energy Holding Co., 13.5%, 7/15/2008	1,565,000	1,803,662
NorthWestern Corp., 5.875%, 11/1/2014	115,000	115,594
NRG Energy, Inc.:
7.25%, 2/1/2014	630,000	645,750
7.375%, 2/1/2016	1,140,000	1,174,200
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	1,340,000	1,500,800

		8,870,115

Total Corporate Bonds (Cost $106,382,793)		103,703,467
Foreign Bonds - US$ Denominated 61.2%
Consumer Discretionary 1.3%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	930,000	1,012,537
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	485,000	517,737
Shaw Communications, Inc., 8.25%, 4/11/2010	95,000	101,888
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (b)	719,000	594,074
Unity Media GmbH, 144A, 10.375%, 2/15/2015	150,000	156,188
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	215,000	203,175

		2,585,599
Energy 4.6%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	200,000	258,000
OAO Gazprom, 144A, 9.625%, 3/1/2013	640,000	773,600
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	1,200,000	1,335,000
8.0%, 11/15/2011	1,800,000	2,002,500
9.5%, 9/15/2027	2,770,000	3,781,050
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	900,000	1,112,490
Secunda International Ltd., 12.6% **, 9/1/2012	235,000	251,450

		9,514,090
Financials 0.8%
C&M Finance Ltd., 144A, 8.1%, 2/1/2016	250,000	254,445
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	580,000	692,440
Doral Financial Corp., 5.431% **, 7/20/2007	805,000	760,889

		1,707,774
Health Care 0.3%
Biovail Corp., 7.875%, 4/1/2010	630,000	648,900
Industrials 1.3%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	190,000	209,238
10.25%, 6/15/2007	920,000	970,600
12.5%, 6/15/2012	337,000	380,810
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013	650,000	773,500
Stena AB, 9.625%, 12/1/2012	220,000	239,800

		2,573,948

Information Technology 0.0%
Solectron Global Finance Ltd., 144A, 8.0%, 3/15/2016	90,000	91,350
Materials 1.5%
Cascades, Inc., 7.25%, 2/15/2013	919,000	831,695
ISPAT Inland ULC, 9.75%, 4/1/2014	561,000	638,137
Novelis, Inc., 144A, 7.25%, 2/15/2015	740,000	717,800
Rhodia SA, 8.875%, 6/1/2011	538,000	558,175
Tembec Industries, Inc., 8.625%, 6/30/2009	630,000	349,650

		3,095,457
Sovereign Bonds 49.3%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	3,750,000	4,819,762
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020	3,250,000	3,258,125
Dominican Republic, Series REG S, 9.5%, 9/27/2011 (PIK)	2,749,688	2,983,411
Federative Republic of Brazil:
8.75%, 2/4/2025	1,300,000	1,569,750
8.875%, 10/14/2019	1,200,000	1,446,000
9.25%, 10/22/2010	660,000	758,010
11.0%, 1/11/2012	1,780,000	2,233,900
11.0%, 8/17/2040	2,715,000	3,601,447
14.5%, 10/15/2009	3,000,000	3,907,500
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	1,925,000	2,070,915
Republic of Argentina:
Zero Coupon, 12/15/2035	13,420,973	1,019,994
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	3,950,000	1,583,950
4.889% **, 8/3/2012 (PIK)	3,175,000	2,587,475
8.28%, 12/31/2033 (b) (PIK)	3,386,986	3,390,373
Republic of Bulgaria, 8.25%, 1/15/2015	775,000	930,698
Republic of Colombia:
8.25%, 12/22/2014	1,445,000	1,677,645
10.0%, 1/23/2012	1,300,000	1,582,750
10.75%, 1/15/2013	800,000	1,024,000
Republic of Ecuador, Step-up Coupon, 9.0% to 8/15/2006, 10.0% to 8/15/2030	1,425,000	1,410,750
Republic of Indonesia, Series REG S, 7.25%, 4/20/2015	1,120,000	1,159,200
Republic of Panama:
7.125%, 1/29/2026	1,270,000	1,349,375
9.375%, 1/16/2023	3,505,000	4,398,775
Republic of Peru, 7.35%, 7/21/2025	3,150,000	3,331,125
Republic of Philippines:
7.75%, 1/14/2031	1,560,000	1,571,700
8.0%, 1/15/2016	2,200,000	2,362,250
8.375%, 2/15/2011	800,000	867,000
9.375%, 1/18/2017	2,400,000	2,793,000
9.5%, 2/2/2030	880,000	1,053,800
9.875%, 1/15/2019	1,050,000	1,265,250
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024	1,485,000	1,369,913
Republic of Turkey:
6.875%, 3/17/2036	740,000	751,100
7.25%, 3/15/2015	1,865,000	1,993,219
7.375%, 2/5/2025	1,860,000	1,985,550
8.0%, 2/14/2034	300,000	342,375
11.75%, 6/15/2010	4,600,000	5,612,000
Republic of Uruguay, 9.25%, 5/17/2017	3,090,000	3,669,375
Republic of Venezuela:
7.65%, 4/21/2025	1,690,000	1,839,565

9.375%, 1/13/2034		2,000,000	2,592,000
10.75%, 9/19/2013		4,190,000	5,279,400
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030		5,530,000	6,245,582
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008		2,430,000	2,309,472
Series VII, 3.0%, 5/14/2011		2,650,000	2,363,270
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		2,850,000	2,949,750

			101,310,501
Telecommunication Services 1.4%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)		375,000	405,937
Embratel, Series B, 11.0%, 12/15/2008		198,000	223,740
Global Crossing UK Finance, 10.75%, 12/15/2014		305,000	288,225
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		100,000	90,000
Intelsat Bermuda Ltd., 144A, 9.614% **, 1/15/2012		225,000	229,500
Intelsat Ltd., 5.25%, 11/1/2008		320,000	302,400
Millicom International Cellular SA, 10.0%, 12/1/2013		115,000	126,644
Mobifon Holdings BV, 12.5%, 7/31/2010		740,000	845,450
Stratos Global Corp., 144A, 9.875%, 2/15/2013		335,000	333,744

			2,845,640
Utilities 0.7%
CESP - Companhia Energetica de Sao Paulo, 144A, 10.0%, 3/2/2011		135,000	141,244
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		1,230,000	1,265,584

			1,406,828

Total Foreign Bonds - US$ Denominated (Cost $118,685,247)			125,780,087
Foreign Bonds - Non US$ Denominated 5.5%
Consumer Discretionary 0.2%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	375,000	445,920
Consumer Staples 0.1%
Fage Dairy Industry SA, 144A, 7.5%, 1/15/2015	EUR	120,000	131,608
Sovereign Bonds 5.2%
Government of Malaysia, 4.305%, 2/27/2009	MYR	6,540,000	1,798,481
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	1,400,000	1,639,066
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	8,000,000	755,704
Series M-20, 10.0%, 12/5/2024	MXN	16,305,000	1,843,553
Republic of Argentina:
Zero Coupon, 12/31/2033	ARS	6,091,654	2,582,800
Zero Coupon, 12/15/2035	ARS	18,174,047	369,250
7.82%, 12/31/2033 (PIK)	EUR	270,980	319,481
Republic of Uruguay, 10.5%, 10/20/2006	UYU	26,300,000	1,316,744

			10,625,079

Total Foreign Bonds - Non US$ Denominated (Cost $10,307,860)			11,202,607
Convertible Bond 0.4%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006		545,000	539,550
144A, Series EURO, 7.5%, 9/25/2006		360,000	356,400

Total Convertible Bond (Cost $898,693)			895,950

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Catalina Restaurant Group, Inc.*	1,474	737
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	10,687
GEO Specialty Chemicals, Inc. 144A*	649	974
Intermet Corp.*	2,791	27,080

		38,741
Telecommunication Services 0.0%
IMPSAT Fiber Networks, Inc.*	8,203	56,395
XO Holdings, Inc.*	236	538
		56,933

Total Common Stocks (Cost $622,081)		96,411
Warrants 0.0%
Industrials 0.0%
DeCrane Aircraft Holdings, Inc. 144A*	350	0
TravelCenters of America, Inc.*	104	13

		13
Materials 0.0%
Dayton Superior Corp. 144A*	25	0

Telecommunication Services 0.0%
XO Holdings, Inc., “A”*	549	220
XO Holdings, Inc., “B”*	412	82
XO Holdings, Inc., “C”*	412	49
		351

Total Warrants (Cost $428)		364
Preferred Stocks 0.1%
Paxson Communications Corp. 14.25% (PIK) (Cost $261,105)	27	225,518
Convertible Preferred Stocks 0.1%
Paxson Communications Corp. 144A, 9.75%, (PIK) (Cost $138,000)	20	137,500
	Principal Amount ($)(a)	Value ($)

Loan Participation 0.4%
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus .8125, 4.813% **, 3/4/2010 (Cost $838,002)	866,250	869,715
US Treasury Obligations 0.6%
US Treasury Note, 12.0%, 8/13/2015 (Cost $1,446,406)	1,000,000	1,168,984
	Units	Value ($)

Other Investments 0.3%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	440,000	332,200
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 12/15/2008, 13.0% to 12/15/2012	445,000	329,300

SpinCycle, Inc., (Common Stock Unit)*	3,456	3,802
SpinCycle, Inc., "F" (Common Stock Unit)*	24	26

Total Other Investments (Cost $710,305)		665,328
	Shares	Value ($)
Securities Lending Collateral 6.8%
Daily Assets Fund Institutional, 4.49% (c) (d) (Cost $14,049,950)	14,049,950	14,049,950
Cash Equivalents 5.3%
Cash Management QP Trust, 4.51% (e) (Cost $10,805,525)	10,805,525	10,805,525
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 265,025,895)	131.2	269,601,406
Other Assets and Liabilities, Net	(2.0)	(4,059,335)
Notes Payable	(29.2)	(60,000,000)

Net Assets	100.0	205,542,071

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon%	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625	8/1/2008	395,000 USD	393,100	363,400
Grupo Iusacell SA de CV	10.0	7/15/2004	100,000 USD	67,894	90,000
Oxford Automotive, Inc.	12.0	10/15/2010	589,626 USD	60,389	53,066
				$ 521,383	$ 506,466

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2006 amounted to $13,787,318 which is 6.7% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	When-issued.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At February 28, 2006, the Fund had the following open forward foreign currency exchange contracts:
Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	713,300	USD	859,545	6/15/2006	3,760

EUR	67,000	USD	81,955	6/8/2006	1,606
USD	729,120	MXN	7,700,600	5/25/2006	1,418
EUR	67,496	USD	81,984	6/8/2006	1,041
USD	404,515	EUR	337,941	6/15/2006	931
EUR	44,122	USD	53,775	6/8/2006	863
Total unrealized appreciation					9,619

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	6,030	USD	7,213	6/8/2006	(19)
EUR	771,676	USD	924,893	6/8/2006	(520)
EUR	1,025,966	USD	1,227,476	6/15/2006	(3,431)
MXN	7,700,600	USD	724,831	5/25/2006	(5,707)
Total unrealized depreciation					(9,677)

Currency Abbreviations
ARS	Argentine Peso	MYR	Malaysian Ringgit
EUR	Euro	USD	United States Dollar
MXN	Mexican Peso	UYU	Uruguayan Peso

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006